PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS (Schedule of property and equipment and right-of-use assets) (Details) - USD ($)	Jan. 31, 2023	Jan. 31, 2022
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 6,032,170	$ 5,900,820
Less: accumulated depreciation and amortization	(1,347,052)	(1,031,227)
Property and equipment	4,685,118	4,869,593
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	1,330,000	1,330,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	1,775,896	1,758,229
Furniture & fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	468,696	460,890
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	6,659	46,484
Machinery & equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 2,450,919	$ 2,305,217